Business combinations - Summary of Detailed Information About Business Combination (Parenthetical) (Detail) - Work Area [Member] - USD ($) $ in Thousands		1 Months Ended
	Jan. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 209		$ 209
Maximum Earn Out Cash	$ 25,000
Estimated Earn out Cash		$ 6,256